Financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Carrying Value and Fair Value of Financial Instruments by Class
The carrying value and fair value of financial instruments by class as at March 31, 2021 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$105,633	$—	$—	$105,633	$105,633
Investment in fixed deposits	38,699	—	—	38,699	38,699
Investments in marketable securities and mutual funds	—	250,852	—	250,852	250,852
Trade receivables	83,387	—	—	83,387	83,387
Unbilled revenue (1)	66,212	—	—	66,212	66,212
Funds held for clients	12,139	—	—	12,139	12,139
Prepayments and other assets (2)	4,757	—	—	4,757	4,757
Other non-current assets (3)	13,790	—	—	13,790	13,790
Derivative assets	—	2,619	7,104	9,723	9,723

Total carrying value	$324,617	$253,471	$7,104	$585,192	$585,192

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$28,015	$—	$—	$28,015	$28,015
Long-term debt (includes current portion) (4)	16,800	—	—	16,800	16,800
Other employee obligations (5)	74,511	—	—	74,511	74,511
Provisions and accrued expenses	23,933	—	—	23,933	23,933
Lease liabilities	191,907	—	—	191,907	191,907
Other liabilities (6)	1,803	—	—	1,803	1,803
Derivative liabilities	—	1,068	5,460	6,528	6,528

Total carrying value	$336,969	$1,068	$5,460	$343,497	$343,497

Notes:

(1)	Excluding non-financial assets $191.
(2)	Excluding non-financial assets $18,454.
(3)	Excluding non-financial assets $26,241.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $52.
(5)	Excluding non-financial liabilities $27,664.
(6)	Excluding non-financial liabilities $9,900.
The carrying value and fair value of financial instruments by class as at March 31, 2020 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$96,929	$—	$—	$96,929	$96,929
Investment in fixed deposits	43,030	—	—	43,030	43,030
Investments in marketable securities and mutual funds	—	162,746	—	162,746	162,746
Trade receivables	89,772	—	—	89,772	89,772
Unbilled revenue (1)	57,078	—	—	57,078	57,078
Funds held for clients	15,833	—	—	15,833	15,833
Prepayments and other assets (2)	6,431	—	—	6,431	6,431
Other non-current assets (3)	9,925	—	—	9,925	9,925
Derivative assets	—	2,187	13,106	15,293	15,293

Total carrying value	$318,998	$164,933	$13,106	$497,037	$497,037

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$29,333	$—	$—	$29,333	$29,333
Long-term debt (includes current portion) (4)	33,600	—	—	33,600	33,600
Other employee obligations (5)	70,170	—	—	70,170	70,170
Provisions and accrued expenses	28,983	—	—	28,983	28,983
Lease liabilities	178,892	—	—	178,892	178,892
Other liabilities (6)	1,197	—	—	1,197	1,197
Derivative liabilities	—	4,710	8,745	13,455	13,455

Total carrying value	$342,175	$4,710	$8,745	$355,630	$355,630

Notes:

(1)	Excluding non-financial assets $905.
(2)	Excluding non-financial assets $15,568.
(3)	Excluding non-financial assets $26,027.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $178.
(5)	Excluding non-financial liabilities $19,686.
(6)	Excluding non-financial liabilities $6,360.

Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2021 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$9,723	$—	$9,723	$(4,392)	$—	$5,331

Total	$9,723	$—	$9,723	$(4,392)	$—	$5,331

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$6,528	$—	$6,528	$(4,392)	$—	$2,136

Total	$6,528	$—	$6,528	$(4,392)	$—	$2,136

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2020 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$15,293	$—	$15,293	$(7,040)	$—	$8,253

Total	$15,293	$—	$15,293	$(7,040)	$—	$8,253

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$13,455	$—	$13,455	$(7,040)	$—	$6,415

Total	$13,455	$—	$13,455	$(7,040)	$—	$6,415

Assets and Liabilities Measured at Fair Value on Recurring Basis
The assets and liabilities measured at fair value on a recurring basis as at March 31, 2021 are as follows:

		Fair value measurement at reporting date using
Description	March 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,619	$—	$2,619	$—
Investments in marketable securities and mutual funds	250,852	250,439	413	—
Financial assets at FVOCI
Foreign exchange contracts	7,104	—	7,104	—

Total assets	$260,575	$250,439	$10,1 36	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$1,068	$—	$1,068	$—
Financial liabilities at FVOCI
Foreign exchange contracts	5,234	—	5,234	—
Interest rate swaps	226	—	226	—

Total liabilities	$6,528	$—	$6,528	$—

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2020 are as follows:

		Fair value measurement at reporting date using
Description	March 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,187	$—	$2,187	$—
Investments in marketable securities and mutual funds	162,746	162,388	358	—
Financial assets at FVOCI
Foreign exchange contracts	13,106	—	13,106	—

Total assets	$178,039	$162,388	$15,651	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$4,710	$—	$4,710	$—
Financial liabilities at FVOCI
Foreign exchange contracts	8,106	—	8,106	—
Interest rate swaps	639	—	639	—

Total liabilities	$13,455	$—	$13,455	$—

Summary of Contingent Consideration Categorized Under Level 3 Fair Value Measurement
The movement in contingent consideration categorized under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2021	March 31, 2020
Balance at the beginning of the year	$—	$3,197
Additions	—	—
Payouts	—	(3,279)
Gain recognized in the consolidated statement of income	—	—
Finance expense recognized in the consolidated statement of income	—	82

Balance at the end of the year	$—	$—

Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts
The following table presents the notional values of outstanding foreign exchange forward contracts, foreign exchange option contracts and interest rate swap contracts:

	As at
	March 31, 2021	March 31, 2020
Forward contracts (Sell)
In US dollars	$260,999	$263,092
In Pound Sterling	104,638	105,677
In Euro	26,395	37,843
In Australian dollars	29,076	35,287
Others	21,017	17,420

	$442,125	$459,319

Option contracts (Sell)
In US dollars	$137,687	$149,501
In Pound Sterling	92,159	98,381
In Euro	33,202	39,038
In Australian dollars	45,022	40,922
Others	—	—

	$308,070	$327,842

Interest rate swap contracts
In US dollars	$16,800	$33,600

Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income
The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2021, 2020 and 2019 are as follows:

	Year ended March 31,
	2021	2020	2019
Revenue	$4,237	12,695	$66
Foreign exchange (loss)/gain, net	(222)	543	(2)
Finance expense	(460)	171	422
Income tax related to amounts reclassified into consolidated statement of income	425	(1,947)	(577)

Total	$3,980	11,462	$91

Percentage of Revenue Generated from Top Customer and Top Five Customers
The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year ended March 31,
	2021	2020	2019
Revenue from top customer	8.1%	6.9%	6.9%
Revenue from top five customers	26.8%	25.1%	27.1%

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities are as follows:

	As at March 31, 2021
	Less than 1 Year	1-2 years		2-5 years	Total
Long-term debt (includes current portion) (1)	$16,800	$		$—	$16,800
Trade payables	28,015		—	—	28,015
Provisions and accrued expenses	23,933		—	—	23,933
Other liabilities	1,803		—	—	1,803
Other employee obligations	74,511		—	—	74,511
Derivative financial instruments	4,491		2,037	—	6,528

Total (2) (3)	$149,553		$2,037	$—	$151,590

Notes:

(1)	Before netting off debt issuance cost of $52.
(2)	For contractual maturities of lease liabilities refer note 12.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2020
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion) (1)	$16,800	$16,800	$—	$33,600
Trade payables	29,333	—	—	29,333
Provisions and accrued expenses	28,983	—	—	28,983
Other liabilities	1,197	—	—	1,197
Other employee obligations	70,170	—	—	70,170
Derivative financial instruments	9,575	3,880	—	13,455

Total (2) (3)	$156,058	$20,680	$—	$176,738

Notes:

(1)	Before netting off debt issuance cost of $178.
(2)	For contractual maturities of lease liabilities refer note 12.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.

Summary of Net Cash Position
The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2021	March 31, 2020
Cash and cash equivalents	$105,633	$96,929
Investments	289,551	205,776
Long-term debt (includes current portion) (1)	(16,800)	(33,600)

Net cash position	$378,384	$269,105

Note:

(1)	Before netting off debt issuance cost of $52 and $178 as at March 31, 2021 and March 31, 2020, respectively.

Currency risk [member]
Statement [LineItems]
Foreign Currency Risk from Non-derivative Financial Instruments
The foreign currency risk from
non-derivative
financial instruments as at March 31, 2021 is as follows:

	As at March 31, 2021
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$2,739	1,818	—	61	1,024	314	$5,956
Trade receivables	116,135	34,041	1,269	7,411	10,911	3,543	173,310
Unbilled revenue	4,569	3,954	—	—	3,271	275	12,069
Prepayments and other current assets	108	44	57	—	43	—	252
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(44,492)	(91,359)	(5,770)	—	(20,540)	(1,248)	(163,409)
Provisions and accrued expenses	(3,886)	(1,035)	—	(83)	(587)	—	(5,591)
Pension and other employee obligations	(302)	—	—	—	(29)	(347)	(678)
Lease liabilities	—	—	—	—	(3,635)	(52)	(3,687)
Other liabilities	(1)	(7)		(2)	(2)	(7)	(19)

Net assets/ (liabilities)	$74,873	(52,544)	(4,444)	7,387	(9,544)	2,494	$18,222

The foreign currency risk from
non-derivative
financial instruments as at March 31, 2020 is as follows:

	As at March 31, 2020
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$2,180	712	—	44	1,056	387	$4,379
Investments	403	—	—	—	—	—	403
Trade receivables	88,520	34,029	2,581	11,389	11,188	2,877	150,584
Unbilled revenue	3,899	3,651	—	74	4,200	502	12,325
Prepayments and other current assets	364	177	54	4	104	27	730
Other non-current assets	3	—	—	—	181	16	200
Trade payables	(31,203)	(70,745)	(6,367)	(4,640)	(13,266)	(1,064)	(127,285)
Provisions and accrued expenses	(4,456)	(907)	7	—	(695)	(20)	(6,070)
Pension and other employee obligations	(4,055)	(92)	—	—	(38)	(217)	(4,402)
Lease liabilities	—	—	—	—	(7,573)	(27)	(7,600)
Other liabilities	(1)	(7)	—	—	—	(1)	(9)

Net assets/ (liabilities)	$55,654	(33,182)	(3,725)	6,871	(4,843)	2,480	$23,255